Stock Options and Warrants - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2015 $ / shares	Nov. 30, 2015 USD ($) $ / shares shares	Nov. 30, 2014 USD ($)	Nov. 30, 2015 USD ($) $ / shares shares	Nov. 30, 2014 USD ($)	May. 31, 2015 USD ($) Tranche $ / shares shares	May. 31, 2014 USD ($)	Jun. 11, 2015 $ / shares	Feb. 28, 2015 shares	Oct. 23, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants, per share | $ / shares								$ 1.02
Interest expense associated with conversion and exercise inducement | $		$ 866,713	$ 353,333	$ 1,624,324	$ 353,333	$ 1,526,254	$ 193,160
Cash proceeds from warrant exercises | $					777,333	1,141,435	50,000
Direct costs associated with the convertible notes | $						$ 708,000	120,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants, per share | $ / shares						$ 0.75
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants, per share | $ / shares						2.00
Alpha Venture Capital Partners, L.P.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, expire period	5 years
Exercise price of warrants, per share | $ / shares	$ 0.675					$ 0.50
Term of warrants						5 years
Alpha Venture Capital Partners, L.P. | Warrants Expire on December 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						250,000
Alpha Venture Capital Partners, L.P. | Warrants Exercisable on February 28, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						75,000
Third Party Consulting Firm and Scientific Advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, vesting percentage						50.00%
Exercisable warrants, expire period						5 years
Shares of Common Stock issued upon exercise						150,000
Exercise price of warrants, per share | $ / shares						$ 0.83
Warrants, termination date						Dec. 08, 2019
Number of tranches for warrant vesting | Tranche						3
Warrants vested in each trance						50,000
Third Party Consulting Firm and Scientific Advisor | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date						Mar. 31, 2015
Third Party Consulting Firm and Scientific Advisor | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date						Sep. 30, 2015
Third Party Consulting Firm and Scientific Advisor | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date						Mar. 31, 2016
Scientific advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						100,000
Exercise price of warrants, per share | $ / shares						$ 1.15
Warrants, termination date						Dec. 31, 2019
Scientific advisor | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date						Apr. 30, 2015
Warrants vested and become exercisable						33,334
Scientific advisor | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date						Aug. 31, 2015
Warrants vested and become exercisable						33,333
Scientific advisor | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date						Dec. 31, 2015
Warrants vested and become exercisable						33,333
Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		11,724,092		11,724,092
Exercise price of warrants, per share | $ / shares		$ 0.75		$ 0.75		$ 0.75				$ 0.75
Term of warrants				5 years
Warrant covering common stock shares purchased, percentage				50.00%
Common stock, par value | $ / shares
Private Equity Offering | Investor Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		10,344,092		10,344,092
Private Equity Offering | Alpha Venture Capital Partners, L.P.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		1,000,000		1,000,000
Private Equity Offering | Placement Agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		1,716,643		1,716,643
Exercise price of warrants, per share | $ / shares		$ 0.75		$ 0.75
Term of warrants				5 years
Short-Term Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants, per share | $ / shares						$ 0.75
Term of warrants						5 years
Face amount of notes | $						$ 7,531,050
Short-Term Convertible Notes | Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						1,061,586
Face amount of notes | $						$ 4,000,000
Short-Term Convertible Notes | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						530,802
Exercise price of warrants, per share | $ / shares						$ 0.75
Term of warrants						5 years
Direct costs associated with the convertible notes | $						$ 285,000
Convertible Note at $0.75 per Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						1,938,974
Interest expense associated with conversion and exercise inducement | $						$ 555,000
Cash proceeds from warrant exercises | $						$ 1,066,435
Convertible Note at $0.75 per Share | Reduction in Conversion Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants, per share | $ / shares						$ 0.55
Convertible Note at $0.75 per Share | Additional
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds from warrant exercises | $						$ 75,000
Stock warrants exercised | $						$ 100,000
Warrants exercise price per share | $ / shares						$ 0.75
Consultant | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		380,000		380,000
Black Scholes Valuation Model | Private Equity Offering | Placement Agent
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested restricted stock awards				776,000
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grant date fair value | $ / shares				$ 0.42
Shares of Common Stock issued upon exercise						6,310,677
Exercise price of warrants, per share | $ / shares						$ 1.00
Warrants, exercisable date						Oct. 31, 2015
Interest expense associated with conversion and exercise inducement | $						$ 970,000
Compensation expense related to stock options and warrants | $		$ 238,700	150,000	$ 590,700	287,800	631,000	928,400
Grant date fair value of options | $		123,000	$ 227,000	324,000	$ 309,000	886,000	$ 2,274,000
Unrecognized compensation costs | $		$ 1,391,000		$ 1,391,000		$ 527,000
Weighted average period over which unrecognized compensation costs is expected to be recognized				1 year 5 months 9 days		1 year 1 month 17 days
2012 Equity Incentive Plan | Exercisable through December 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						186,667
2012 Equity Incentive Plan | Exercisable until January 15, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise						160,000
2012 Equity Incentive Plan | Consultant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, expire period				5 years
Shares of Common Stock issued upon exercise		170,000		170,000
Exercise price of warrants, per share | $ / shares		$ 1.02		$ 1.02
2012 Equity Incentive Plan | Third party consultant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, expire period				5 years
Shares of Common Stock issued upon exercise		10,000		10,000		150,000
Exercise price of warrants, per share | $ / shares		$ 1.02		$ 1.02		$ 1.05
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		200,000		200,000		150,000
Exercise price of warrants, per share | $ / shares		$ 1.02		$ 1.02
Warrants, termination date				Jul. 13, 2025
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date				Jan. 01, 2016
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date				Jan. 01, 2017
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor | Yearly Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, vesting percentage				50.00%
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor | Consultant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants, per share | $ / shares						$ 1.15
2012 Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future stock-based grants		404,930		404,930		2,754,930
2012 Equity Incentive Plan | Stock Options | Before Amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance									3,000,000
2012 Equity Incentive Plan | Stock Options | After amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance									5,000,000
2012 Equity Incentive Plan | Stock Options | Directors and Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, shares						483,973
Stock options grant date fair value | $ / shares						$ 0.43
2012 Equity Incentive Plan | Stock Options | Directors and Employee | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price | $ / shares						0.66
2012 Equity Incentive Plan | Stock Options | Directors and Employee | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price | $ / shares						$ 0.81
2012 Equity Incentive Plan | Stock Options | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, shares				350,000
Stock options granted, exercise price | $ / shares				$ 0.975
Stock options, vesting period				1 year
Exercisable warrants, expire period						5 years
Stock options grant date fair value | $ / shares				$ 0.49		$ 0.35
2012 Equity Incentive Plan | Stock Options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested						50,000
Stock options, vesting period						3 years
Exercisable warrants, expire period						5 years
2012 Equity Incentive Plan | Stock Options | Director 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price | $ / shares				$ 0.97
Stock options, number of shares vested				250,000
Stock options grant date fair value | $ / shares				$ 0.43
2012 Equity Incentive Plan | Stock Options | Executive Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, shares				1,750,000
2012 Equity Incentive Plan | Stock Options | Executive Management and Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period				3 years
Exercisable warrants, expire period				10 years
Stock options grant date fair value | $ / shares				$ 0.58
Stock options granted, exercise price | $ / shares				0.87
Stock options granted, exercise price | $ / shares				$ 0.90
Stock options granted, number of shares covered by one option		100,000		100,000
2012 Equity Incentive Plan | Stock Options | Vesting Schedule One | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested						333,973
Stock options, vesting period						1 year
Exercisable warrants, vesting percentage						25.00%
2012 Equity Incentive Plan | Stock Options | Vesting Schedule One | Executive Management and Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested				1,350,000
2012 Equity Incentive Plan | Stock Options | Vesting Schedule Two | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested						100,000
Stock options, vesting period						2 years
Exercisable warrants, vesting percentage						50.00%
2012 Equity Incentive Plan | Stock Options | Vesting Schedule Two | Executive Management and Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested				400,000
2012 Equity Incentive Plan | Stock Options | Quarterly Vesting | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, vesting percentage				25.00%
2012 Equity Incentive Plan | Stock Options | Stock Option Grant Date | Executive Management and Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, vesting percentage				50.00%